Loss per share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Schedule of Loss Per Share

	As of March 31,
	2024	2023	2022
Loss for the year attributable to Virax	(6,733,537)	(5,457,494)	(1,708,827)
Basic and diluted loss per share attributable to Virax – ordinary shares	(3.36)	(5.13)	(1.79)

Schedule of Diluted Loss Per Share	The Company's basic and dilutive loss per share as of March 31, 2024, 2023, and 2022 are as follows:

	As of March 31,
	2024	2023	2022
Weighted average number of ordinary shares used in basic and diluted loss per share (Ordinary shares)	2,006,414	1,062,984	956,326
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share(1)	2,006,414	1,062,984	956,326

(1)
For the years ended March 31, 2024, 2023 and 2022, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.